Convertible Notes Payable (Details Narrative) - USD ($)				9 Months Ended		12 Months Ended
	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Oct. 31, 2015	Oct. 31, 2014	Jan. 31, 2015	Jan. 31, 2014
Amortization of discount				$ 358,328	$ 737,365	$ 1,068,607	$ 253,028
Debt amount converted				$ 421,374	738,329	$ 1,239,409	$ 99,550
Convertible Notes Payable [Member]
Debt instrument, interest rate	10.00%			10.00%
Amortization of discount				$ 358,328	$ 737,365
Debt amount converted				$ 421,374
Number of common shares issued upon conversion of debt				253,185
10% Convertible Note Due April 30, 2017 [Member]
Debt instrument, beneficial conversion			$ 73,654
10% Convertible Note Due July 31, 2017 [Member]
Debt instrument, beneficial conversion		$ 74,940
10% Convertible Note Due October 31, 2018 [Member]
Debt instrument, beneficial conversion	$ 260,089